                           DEVCAP SHARED RETURN FUND
                            DRAFT SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                      PRESIDENT'S LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
                                                                  March 24, 2000

Dear Shareholder:

   The semiannual report for the six months ended January 31, 2000, marks the last reporting period that the social screening processes and the investment portfolio of the DEVCAP Shared Return Fund (the "Fund") will conform to the Domini 400 Social Index in the master-feeder structure that has been in effect since October 19, 1995.

   The Fund tracked the results of the Domini 400 Social Index over the six month period ended January 31, 2000. During this period the Fund remained faithful to the two primary objectives of corresponding to the performance of the socially screened corporations comprising the Domini 400 Social Index and of enabling our investors to contribute support to the economic development of underprivileged people in developing countries. We believe that the Fund's performance has continued to demonstrate that investing with a social conscience can deliver a positive social message to corporate management without adversely affecting the Fund's returns over time.

   Our investment performance over the six months ended January 31, 2000 produced a return of 6.65%. In relation to the S&P 500(R) Index, the Fund benefited from its increased exposure to the technology sector.

   The market was very volatile during the past six months. Many of the favorable fundamentals remain in place that have resulted in the Fund's very strong performance history. The Federal Reserve has continued to raise interest rates at a steady rate in an attempt to hold inflation in check. Increasing oil prices, shortages in the workforce, some weaknesses in earnings reports in the technology sector, and concerns that stock prices are overvalued have led us to expect a moderation in the Fund's returns.

   Shareholders in the Fund contributed approximately $380,000 from their 1999 investment returns to Development Capital Fund ("DEVCAP Non-Profit"), which represents a 11.4% increase over contributions in 1998. DEVCAP Non-Profit is an organization dedicated to fostering micro-enterprise efforts in developing countries in an effort to improve the welfare of persons in those countries. Catholic Relief Services became the sole owner of DEVCAP Non-Profit during 1999. All of the contributions will be provided to Catholic Relief Services for use in the Small Enterprise Programs in developing countries.

   DEVCAP investors have contributed over $900,000 to DEVCAP Non-Profit since the Fund's inception. Your contributions have thus far funded village banks in Kenya, Bulgaria, El Salvador, Nicaragua, Senegal, Uganda, Cambodia and Vietnam. Each spring we solicit new proposals from the more than 50 Country Program Offices of Catholic Relief Services in order to place your contributions in other needy areas. Small Enterprise Development remains a critical program function within Catholic Relief Services as the world's most needy, without discrimination, are offered an opportunity to become self-sufficient.

   We are looking forward to expanding our association with the Small Enterprise Development Program personnel of Catholic Relief Services so that we can expand reporting on programs through our newsletter, GLOBAL DIVIDENDS. We are also pleased to have assisted in funding a program to accredit Small Enterprise lending institutions as a means to enhance their operational effectiveness and allow the most efficient programs to successfully compete for increased capital resources.

   At our Shareholders' Meeting held on February 17, 2000, a majority of shareholders voted in favor of all proposals relating to the modification and restructur-ing of the Fund. We received shares of stock from the Domini Social Index Portfolio in a redemption in kind transaction and our new investment manager, Christian Brothers Investment Services, Inc. ("CBIS"), together with the new sub-adviser to the Fund, RhumbLine Advisers, have initiated trading to migrate our portfolio toward our newly-designed, socially screened portfolio.

   Currently, the Fund conforms its social screens to those listed in the United States Catholic Conference Bishops' Guidelines for Investments. In addition to these guidelines, the Fund has carried forward an environmental screen and also incorporated an exclusionary screen to eliminate investment in companies whose main line of business is pornography. Prior exclusionary screens aimed at gambling, alcoholic beverages and the nuclear power industry have been dropped.

   In addition to applying exclusionary screens, the Fund will rely more heavily upon the services of CBIS to actively exercise corporate social responsibility in strategies that our ownership of securities makes possible, such as corporate dialogue, proxy voting and shareholder resolutions. CBIS has a long history of such socially responsible, active ownership and we enthusiastically look forward to using their principled investment strategies to enhance the services that are provided to our shareholders.

   Our investment objective remains founded upon mechanisms designed to track the results of S&P 500(R) Index by investing only in those S&P 500 stocks which pass the Fund's exclusionary screens. A capitalization analysis weights investment alternatives according to the relative capitalization proportions within the S&P 500(R) Index.

   We continue to caution our shareholders to expect periods of high volatility in the market and to maintain a steady investment strategy. Care must be taken not to invest money that may be needed to cover short-term needs. Those persons liquidating holdings during a market downturn may suffer unnecessary losses if the market rebounds or proceeds to new highs. We still believe that investing through a mutual fund that is designed to track an index is an appropriate way to spread investment risks and to enjoy the long-term benefits of our strong economy.

                                               Sincerely,


                                               /s/ Joseph N. St. Clair
                                               -----------------------
                                               Joseph N. St. Clair
                                               President

                             [CHART APPEARS HERE]

                     COMPARISON OF $10,000 INVESTMENT IN THE
              DEVCAP SHARED RETURN FUND(1) AND S&P 500(R) INDEX(2)

             AVERAGE ANNUAL
              TOTAL RETURN
  -----------------------------------
  1 Year ended
    1/31/00                     8.03%

  5 Years ended
    1/31/00                    25.97%

  Inception (6/3/91)/3/
    to 1/31/00                 17.57%
  -----------------------------------

                                       S&P         DEVCAP
                                       ---         ------
                        6/30/91     10,000.00     10,000.00
                        7/31/91     10,466.00     10,498.53
                       10/30/91     10,676.29     10,556.57
                        1/31/92     11,205.80     11,205.11
                        4/30/92     11,458.52     11,177.12
                        7/31/92     11,805.90     11,678.43
                       10/31/92     11,741.28     11,912.80
                        1/31/93     12,393.02     12,693.70
                        4/30/93     12,516.21     12,397.75
                        7/31/93     12,837.36     12,720.76
                       10/31/93     13,494.98     13,334.55
                        1/31/94     13,988.49     13,597.40
                        4/30/94     13,181.28     12,839.45
                        7/31/94     13,497.89     12,964.12
                       10/31/94     14,015.45     13,401.20
                        1/31/95     14,060.13     13,487.83
                        4/30/95     15,483.09     14,646.36
                        7/31/95     17,022.99     16,072.30
                       10/31/95     17,721.69     16,697.44
                        1/31/96     19,497.84     17,998.76
                        4/30/96     20,160.15     18,556.47
                        7/31/96     19,841.33     18,100.17
                       10/31/96     21,991.27     20,043.69
                        1/31/97     24,634.56     22,562.85
                        4/30/97     25,227.57     23,239.40
                        7/31/97     30,188.80     27,433.99
                       10/31/97     29,055.93     26,317.69
                        1/31/98     31,267.38     28,850.25
                        4/30/98     35,593.97     32,354.95
                        7/31/98     36,012.51     33,150.70
                       10/31/98     35,444.68     32,624.10
                        1/31/99     41,421.82     39,606.49
                        4/30/99     43,356.80     39,912.15
                        7/31/99     43,287.65     40,113.90
                       10/31/99     44,543.70     41,121.88
                      1/31/2000     45,708.38     42,782.35

           Past performance is not predictive of future performance.

(1) The DEVCAP Shared Return Fund performance prior to October 19, 1995 (commencement of investment operations) is the investment return of the Domini Social Index Portfolio adjusted for the expenses of the Fund.
(2) The S&P 500 is an unmanaged index used to portray the pattern of common stock movement based on the average performance of 500 widely held common stocks and does not pay expenses.
(3) The Portfolio began investing in the stocks comprising the Domini 400 Social Index on June 3, 1991. The above chart begins on June 30, 1991.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
   Investment in Domini Social Index Portfolio, at value (Note 1)                                  $16,110,402
   Receivable from affiliate (Note 2)                                                                    6,861
   Prepaid expenses                                                                                      9,482
   Deferred organization expenses (Note 1)                                                               7,865
                                                                                                   -----------
      Total Assets                                                                                  16,134,610
                                                                                                   -----------
LIABILITIES:
   Accrued expenses                                                                                     17,866
                                                                                                   -----------

NET ASSETS                                                                                         $16,116,744
                                                                                                   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                 $10,867,262
   Accumulated net realized gain from Portfolio                                                         74,246
   Net unrealized appreciation from Portfolio                                                        5,175,236
                                                                                                   -----------

NET ASSETS                                                                                         $16,116,744
                                                                                                   ===========

SHARES OUTSTANDING                                                                                     646,053
                                                                                                   ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                                                      $24.95
                                                                                                   ===========

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
Six months ended January 31, 2000 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME FROM PORTFOLIO:
   Investment income from Portfolio                                                                 $   74,544
   Expenses from Portfolio                                                                             (16,225)
                                                                                                    ----------
      Net investment income from Portfolio                                                              58,319

EXPENSES (Notes 1 and 2):
   Professional fees                                                                   $70,855
   Transfer agent fees and expenses                                                     23,070
   Administration fees                                                                  16,880
   Registration fees                                                                    11,414
   Amortization of organization expenses (Note 1)                                        5,671
   Fund accounting fees                                                                  4,719
   Insurance                                                                             4,038
   Printing                                                                              3,433
   Other                                                                                   907
                                                                                       -------
      Total Expenses                                                                                   140,987
                                                                                                    ----------

NET INVESTMENT LOSS                                                                                    (82,668)
                                                                                                    ----------

NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO
   Net realized gain from Portfolio                                                                     20,476
   Net change in unrealized appreciation from Portfolio                                              1,095,806
                                                                                                    ----------
   Net realized and unrealized gain from Portfolio                                                   1,116,282
                                                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $1,033,614
                                                                                                    ==========

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

                                                                       For the six               For the
                                                                      months ended             year ended
                                                                    January 31, 2000          July 31, 1999
                                                                   -------------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment loss                                                  $   (82,668)           $  (115,227)
   Net realized gain from Portfolio                                          20,476                219,391
   Net change in unrealized appreciation from Portfolio                   1,095,806              2,204,098
                                                                        -----------            -----------
   Net increase in net assets resulting from operations                   1,033,614              2,308,262
                                                                        -----------            -----------

Distributions to shareholders from net realized gain                        (62,096)              (111,246)
                                                                        -----------            -----------
Capital Share Transactions:
   Proceeds from sales of shares                                            641,561              2,649,040
   Net asset value of shares issued in reinvestment of distributions         60,166                107,930
   Payments for shares redeemed                                            (222,729)              (271,633)
   Payment for shares redeemed for DEVCAPNon-Profit (Note 3)               (380,104)              (332,878)
                                                                        -----------            -----------
   Net increase in net assets from capital share transactions                98,894              2,152,459
                                                                        -----------            -----------
      Total increase in net assets                                        1,070,412              4,349,475

NET ASSETS:
   Beginning of period                                                   15,046,332             10,696,857
                                                                        -----------            -----------
   End of period                                                        $16,116,744            $15,046,332
                                                                        ===========            ===========
   Undistributed net investment (Income), end of period                 $         0            $         0
                                                                        ===========            ===========

OTHER INFORMATION:
Share Transactions:
   Sold                                                                      26,928                119,601
   Reinvested                                                                 2,295                  4,947
   Redeemed                                                                  (9,051)               (13,762)
   Withdrawal of charitable contributions (Note 3)                          (14,947)               (16,382)
                                                                        -----------            -----------
   Net increase                                                               5,225                 94,404
                                                                        ===========            ===========

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------

                                                                                                           For the period
                                                                                                          October 19, 1995
                                              For the six                 For the year ended                (commencement
                                             months ended    -------------------------------------------  of operations) to
                                           January 31, 2000  July 31, 1999  July 31, 1998  July 31, 1997    July 31, 1996
                                           ----------------  -------------  -------------  -------------  ----------------
Net Asset Value, beginning of period             $23.48         $19.58         $16.22        $10.71           $10.00
                                                 ------         ------         ------        ------           ------
Income from investment operations:
   Net investment loss                            (0.13)         (0.18)         (0.06)        (0.03)           (0.02)
   Net realized and unrealized gain
      on investments                               1.70           4.28           3.44          5.55             0.73
                                                 ------         ------         ------        ------           ------
Total income from investment operations            1.57           4.10           3.38          5.52             0.71
                                                 ------         ------         ------        ------           ------
Less distributions from net realized gain         (0.10)         (0.20)         (0.02)        (0.01)           --
                                                 ------         ------         ------        ------           ------

Net Asset Value, end of period                   $24.95         $23.48         $19.58        $16.22           $10.71
                                                 ======         ======         ======        ======           ======
Ratios/supplemental data
   Total return                                    6.65%/1/      21.03%         20.84%        51.57%            7.10%/1/
   Net Assets, end of period (in 000's)         $16,117        $15,046        $10,697        $5,326             $643
   Ratio of expenses to average net assets/2/      1.97%/3/       1.97%          1.75%         1.75%            2.50%/3/
   Ratio of net investment loss to average
      net assets2                                 (1.04%)/3/     (0.92%)        (0.51%)       (0.21%)          (0.54%)/3/
   Portfolio turnover/4/                              2%/1/          8%             5%            1%               5%/1/

---------
/1/ Not annualized.
/2/ Reflects the Fund's proportionate share of the Portfolio's expenses as well as reimbursements by agents of the Fund. If the reimbursements had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:

Ratio of expenses to average net assets                1.97%/3/       1.97%        2.76%        5.93%       26.30%/3/
Ratio of net investment loss to average net assets    (1.04%)/3/     (0.92%)      (1.52%)      (4.39%)     (24.34%)/3/

/3/ Annualized.
/4/ Represents portfolio turnover for the Index Portfolio.

                        See Notes to Financial Statements

                            DEVCAP SHARED RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS

              For the six months ended January 31, 2000 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP Shared Return Fund (the "Fund") is a series of DEVCAP Trust which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act").

     The Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 0.98% at January 31, 2000). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

     The presentation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

     A. VALUATION OF INVESTMENTS. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income daily, net of Portfolio expenses, on its investment in the Portfolio. Dividends to shareholders are declared and paid annually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. At January 31, 2000 a reclassification was recorded to increase accumulated net investment income by $82,668, reduce accumulated net realized gain by $4,737 and reduce paid-in capital by $77,931.

     C. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

     D. DEFERRED ORGANIZATION EXPENSES. Organization costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses, Development Capital Fund ("DEVCAP Non-Profit"), the Fund's sponsor, has agreed to reimburse the Fund for such difference.

                            DEVCAP SHARED RETURN FUND
                     NOTES TO FINANCIAL STATEMENTS -- CONT'D

              For the six months ended January 31, 2000 (unaudited)

     E. OTHER. All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio.

2. TRANSACTIONS WITH AFFILIATES.

     A. DISTRIBUTION. The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. CBIS Financial Services, Inc. ("CBIS") acts as agent of the Fund and principal underwriter of shares of the Fund ("Distributor") pursuant to the Plan. Under the Plan, the Fund may pay the Distributor a fee not to exceed 0.25% per annum of the Fund's average daily net assets in anticipation of, or in reimbursement for, expenses incurred in connection with the sale of shares of the Fund.

     Such expenses include payments to brokerdealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. No expenses were incurred by the Fund in connection with the Plan for the six months ended January 31, 2000.

     B. REIMBURSEMENT OF EXPENSES. Effective November 29, 1999, DEVCAP Non-Profit has agreed to reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and Portfolio) at an annual rate of 1.75% of the Fund's average daily net assets. A similar previous agreement expired November 30, 1998.

3. CHARITABLE CONTRIBUTIONS. Shareholders contributed approximately $380,000 and $341,000 to DEVCAP Non-Profit in December 1999 and 1998, respectively, as described in the Fund's prospectus. Upon a shareholder's initial investment in the Fund, the shareholder may choose to make an annual donation to DEVCAP Non-Profit of zero percent, ten percent, twenty-five percent, fifty percent, seventy-five percent, or all of the Annual Contribution Basis, as defined in the Fund's registration statement, derived from the shareholder's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing countries.

4. INVESTMENT TRANSACTIONS. Additions and reductions in the fund's investment in the Portfolio aggregated $641,561 and $602,833, respectively, for the six months ended January 31, 2000. Approximately $380,000 of these reductions were the withdrawal of the charitable contributions to DEVCAP Non-Profit.

5. RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS. A special meeting of the shareholders of the Fund was held on February 17, 2000. The matters voted on by the shareholders of record as of January 6, 2000 and the results of the vote at the shareholder meeting held February 17, 2000 were as follows:

                      For       Against      Abstain
                      ---       -------      -------

1. Proposal to change the Fund's investment objective
                    496,830      15,411       3,992

2. Proposal to approve or disapprove an investment management agreement between Christian Brothers Investment Services, Inc. and the Fund
                    497,977      10,986       5,941

                            DEVCAP SHARED RETURN FUND
                     NOTES TO FINANCIAL STATEMENTS -- CONT'D

              For the six months ended January 31, 2000 (unaudited)

                      For       Against      Abstain
                      ---       -------      -------

3. Proposal to approve or disapprove a sub-advisory agreement between Christian Brothers Investment Services, Inc. and RhumbLine Advisers
                     492,064     14,787       7,907

4. Proposal to amend the Fund's fundamental investment restrictions
                    495,474      9,490        9,650

5. Proposal to elect six Trustees of the Trust to serve until their successors are duly elected and qualified
                    496,173      9,332        6,445

6. Proposal to ratify the selection of KPMG LLP as independent public accountants of the Fund
                    507,393      2,928       4,986

As of the close of business on February 18, 2000, the Fund redeemed, in-kind, its entire investment in the Portfolio. Effective February 22, 2000, Christian Brothers Investment Services, Inc. and RhumbLine Advisers began managing the assets of the Fund in accordance with its newly approved investment objective.

                          DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          January 31, 2000 (unaudited)

Issuer                                   Shares                   Value
------                                   ------                   -----
Basic Materials--1.1%
Air Products & Chemicals, Inc.            57,800           $    1,712,325
Alcoa, Inc. ................              92,400                6,439,125
Bemis Company, Inc. ........              13,100                  413,469
Cabot Corporation...........              16,500                  396,000
Calgon Carbon Corporation...               9,300                   67,425
Caraustar Industries, Inc. .               6,400                  123,600
Catalytica, Incorporated (b)               9,300                  133,106
Consolidated Papers, Inc. ..              22,500                  621,563
Echo Bay Mines Ltd..........              33,400                   43,838
Ecolab Inc. ................              32,400                1,140,075
Fuller (H.B.) Company.......               3,500                  227,500
IMCO Recycling Inc. ........               3,800                   43,225
Mead Corporation............              25,700                  957,325
Minerals Technologies Inc. .               5,100                  230,138
Nucor Corporation...........              21,850                1,087,038
Praxair, Inc. ..............              40,100                1,626,556
Ryerson Tull, Inc. .........               6,400                  122,000
Sigma-Aldrich Corporation...              25,100                  840,850
Sonoco Products Company.....              25,345                  506,900
Stillwater Mining Company (b)              9,500                  338,438
Westvaco Corporation........              25,100                  688,681
Worthington Industries, Inc.              22,100                  319,069
                                                           --------------
                                                               18,078,246
                                                           --------------
Capital Goods--2.1%
Ault Incorporated (b).......                 500                    3,906
Avery Dennison Corporation..              28,400                1,924,100
Baldor Electric Company.....               9,100                  155,269
Brady Corporation...........               5,800                  164,938
CLARCOR Inc. ...............               5,750                   99,906
Cooper Industries, Inc. ....              23,500                  901,813
Cross (A.T.) Company (b)....               4,000                   19,500
Crown Cork & Seal
  Company, Inc. ............              30,200                  613,438
Cummins Engine Company, Inc.              10,400                  397,800
Deere & Company.............              58,900                2,573,194
Dionex Corporation (b)......               5,400                  155,250
Emerson Electric Co.........             109,600                6,034,850
Fastenal Company (b)........               9,500                  415,625
Graco Inc...................               4,975                  152,981
Granite Construction Incorporated          6,550                  130,591
Herman Miller, Inc..........              19,800                  431,888
HON Industries, Inc.........              14,700                  282,975
Hubbell Incorporated........              16,160                  419,150
Hunt Corporation............               1,600                   16,000

Issuer                                   Shares                   Value
------                                   ------                   -----
Capital Goods--Continued
Hutchinson Technology
  Incorporated (b)..........               5,700           $       92,625
Illinois Tool Works Inc.....              75,800                4,434,300
Ionics, Inc. (b)............               3,900                  115,538
Isco, Inc. (b)..............                 800                    4,300
Lawson Products, Inc........               2,300                   52,900
Leggett & Platt, Inc........              49,500                  891,000
Merix Corporation (b).......               1,500                   21,000
Milacron Inc................               8,600                  103,738
Millipore Corporation.......              11,400                  488,063
Molex Incorporated..........              39,537                2,011,445
Moore Corporation...........              21,100                  122,644
National Service Industries, Inc.         10,300                  256,213
New England Business
  Service, Inc..............               3,300                   64,969
Nordson Corporation.........               4,200                  180,600
Osmonics, Inc. (b)..........               3,300                   28,050
Pitney Bowes Inc. ..........              66,900                3,278,100
Sealed Air Corporation (b)..              20,900                1,173,013
Smith (A.O.) Corporation....               5,400                  106,313
Solectron Corporation (b)...              73,900                5,366,988
Spartan Motors, Inc. .......               1,700                    6,906
Standard Register Company...               6,700                  103,850
Steelcase Inc. .............               5,700                   64,838
Thomas & Betts Corporation..              14,600                  444,388
Thomas Industries Inc. .....               3,800                   70,775
Watts Industries, Inc. .....               6,300                   95,288
                                                           --------------
                                                               34,471,018
                                                           --------------
Communication Services--9.2%
AT&T Corp...................             805,877               42,510,012
Bell Atlantic Corporation...             391,622               24,256,088
BellSouth Corporation.......             474,700               22,340,569
Citizens Utilities Company..              65,367                  968,249
SBC Communications Inc. ....             860,328               37,101,645
Sprint Corporation..........             219,800               14,218,313
Telephone and Data Systems, Inc.          15,600                1,622,400
U S West, Inc...............             127,441                8,474,826
                                                           --------------
                                                              151,492,102
                                                           --------------
Consumer Cyclicals--11.2%
American Greetings Corporation            16,100                  356,213
Angelica Corporation........               2,100                   19,425
Apogee Enterprises, Inc.....               6,700                   30,988
AutoZone, Inc. (b)..........              36,800                  966,000
Bandag, Incorporated........               5,300                  126,206
Banta Corporation...........               6,550                  124,450

                          DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          January 31, 2000 (unaudited)

Issuer                                   Shares                   Value
------                                   ------                   -----
Consumer Cyclicals--Continued
Bassett Furniture Industries               2,900           $       38,425
Black & Decker Corporation..              21,900                  877,369
Block (H&R), Inc. ..........              24,500                1,056,563
Brown Shoe Company, Inc.....               4,400                   45,650
Centex Corporation..........              14,800                  325,600
Champion Enterprises, Inc. (b)            11,600                   89,175
Charming Shoppes, Inc. (b)..              25,300                  172,356
Cintas Corporation..........              27,800                1,302,258
Circuit City Stores, Inc. ..              51,300                1,975,050
Claire's Stores, Inc. ......              12,300                  230,625
Cooper Tire and Rubber Company            19,000                  248,188
Costco Wholesale Corporation (b)         111,930                5,477,574
Dana Corporation............              41,100                  965,850
Delphi Automotive Systems Corp           142,500                2,467,031
DeVry Inc. (b)..............              17,500                  322,656
Dillard, Inc. ..............              26,700                  512,306
Dollar General Corporation..              67,101                1,425,896
Donnelly Corporation........               1,400                   18,463
Dow Jones & Company.........              22,600                1,401,200
Enesco Group, Inc. .........               3,400                   33,363
Fedders Corporation.........               8,500                   44,625
Federal-Mogul Corporation...              18,100                  273,763
Fleetwood Enterprises, Inc..               8,500                  138,656
Gap, Inc. (The).............             215,987                9,651,919
Genuine Parts Company.......              44,500                1,073,563
Gibson Greetings, Inc. (b)..               3,800                   33,250
Handleman Company (b).......               7,200                   75,600
Harcourt General............              17,900                  716,000
Harland (John H.) Company...               7,200                  120,600
Harman International
  Industries, Inc. .........               4,230                  246,926
Hartmarx Corporation (b)....               7,800                   23,888
Hillenbrand Industries, Inc.              16,500                  561,000
Home Depot, Inc. ...........             580,697               32,881,968
Huffy Corporation...........               2,500                   14,219
IMS Health Incorporated ....              77,300                1,734,419
Interface, Inc. ............              12,800                   62,400
Jostens, Inc. ..............               8,000                  187,500
Kaufman & Broad Home
  Corporation...............              11,500                  249,406
Kmart Corporation (b).......             123,500                1,034,313
Lands' End, Inc. (b)........               7,600                  261,725
Lee Enterprises, Inc. ......              11,200                  297,500
Lillian Vernon Corporation..               2,200                   25,575
Limited, Inc. (The).........              54,200                1,663,263
Liz Claiborne, Inc. ........              14,800                  500,425
Lowe's Companies, Inc. .....              96,400                4,301,850

Issuer                                   Shares                   Value
------                                   ------                   -----
Consumer Cyclicals--Continued
Marriott International, Inc.              62,700           $    1,947,619
Mattel, Inc.................             105,285                1,098,912
May Department Stores Company             84,300                2,623,838
Maytag Corporation..........              21,600                  874,800
McGraw-Hill Companies, Inc..              49,500                2,775,094
Media General, Inc..........               6,700                  348,819
Men's Wearhouse, Inc. (b)...              10,500                  250,688
Meredith Corporation........              13,000                  455,000
Modine Manufacturing Company               7,100                  175,725
New York Times Company......              43,100                1,969,131
Nordstrom, Inc. ............              34,700                  763,400
Omnicom Group Inc. .........              44,800                4,197,200
Oshkosh B'Gosh, Inc. .......               3,800                   68,875
Penney (J.C.) Company, Inc..              65,600                1,287,400
Pep Boys - Manny, Moe & Jack              12,600                   91,350
Phillips-Van Heusen Corporation            6,600                   44,550
Reebok International Ltd. (b)             13,400                   98,825
Rouse Company (The).........              18,000                  400,500
Russell Corporation.........               7,900                  118,006
Scholastic Corporation (b)..               4,100                  264,450
Sears, Roebuck and Co. .....              95,300                2,948,344
Service Corporation International         68,000                  310,250
Shaw Industries, Inc. ......              33,000                  447,563
Sherwin-Williams Company (The)            41,800                  736,725
Skyline Corporation.........               2,200                   45,375
Snap-On Incorporated........              16,250                  436,719
Springs Industries, Inc. ...               4,300                  156,413
SPX Corporation (b).........               7,715                  570,910
Stanley Works (The).........              22,600                  567,825
Staples, Inc. (b)...........             117,100                2,788,444
Stride Rite Corporation.....              11,200                   67,900
Tandy Corporation...........              48,800                2,385,100
Target Corporation (b)......             111,100                7,339,544
Tennant Company.............               2,100                   68,250
Timberland Company (The) (b)               5,200                  192,400
Times Mirror Company........              17,200                1,018,025
TJX Companies, Inc. ........              78,500                1,280,530
Toro Company................               3,000                  101,810
Toys `R' Us, Inc. (b).......              61,220                  631,330
Venator Group, Inc. (b).....              35,000                  210,000
VF Corporation..............              29,500                  765,155
Wal-Mart Stores, Inc. ......           1,122,300               61,445,925
Washington Post Company.....               2,600                1,430,000
Wellman, Inc. ..............               8,500                  147,687
Whirlpool Corporation.......              18,600                1,083,450
                                                           --------------
                                                              183,813,089
                                                           --------------

                          DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          January 31, 2000 (unaudited)

Issuer                                   Shares                 Value
------                                   ------                 -----
Consumer Staples--13.7%
Alberto-Culver Company......              14,000           $      343,875
Albertson's, Inc. ..........             106,800                3,270,750
Avon Products, Inc. ........              64,400                2,048,725
Ben & Jerry's Homemade, Inc. (b)           1,200                   27,300
Bergen Brunswig Corporation.              33,536                  220,080
Bestfoods...................              70,300                3,058,050
Bob Evans Farms, Inc. ......              10,400                  165,100
Campbell Soup Company.......             107,900                3,392,106
Church & Dwight Co., Inc....               9,800                  216,213
Clorox Company..............              59,600                2,845,900
Coca-Cola Company...........             622,900               35,777,819
Colgate-Palmolive Company...             146,900                8,703,825
Comcast Corporation (b).....             218,800               10,064,800
CVS Corporation.............              98,800                3,451,825
Darden Restaurants, Inc. ...              32,800                  520,700
Deluxe Corporation..........              18,400                  492,200
Disney, Walt Company (The)..             520,100               18,886,131
Donnelley (R.R.) & Sons
  Company...................              31,500                  691,031
Fleming Companies, Inc. ....               8,900                   89,000
Fort James Corporation......              54,700                1,463,225
General Mills Incorporated..              76,600                2,388,963
Gillette Company............             270,500               10,177,563
Great Atlantic & Pacific Tea
  Company, Inc. ............               9,700                  267,963
Hannaford Bros. Co. ........              10,700                  750,338
Heinz (H.J.) Company........              90,400                3,361,750
Hershey Foods Corporation...              34,900                1,483,250
Kellogg Company.............             102,200                2,478,350
Kelly Services, Inc. .......               9,075                  229,144
Kimberly-Clark Corporation..             137,264                8,501,789
Kroger Co. (b)..............             209,800                3,645,275
Longs Drug Stores Corporation              9,400                  202,100
Luby's, Inc. ...............               5,400                   59,063
McDonald's Corporation......             341,500               12,699,531
MediaOne Group, Inc. (b)....             154,300               12,266,850
Nature's Sunshine Products, Inc.           3,800                   33,250
Newell Rubbermaid Inc. .....              71,178                2,135,340
Odwalla, Inc. (b)...........                 500                    3,531
Oneida Ltd..................               4,000                   84,500
PepsiCo, Inc. ..............             367,100               12,527,288
Procter & Gamble Company....             331,400               33,429,975
Quaker Oats Company.........              33,700                2,000,938
Ralston Purina Company......              81,600                2,289,900

Issuer                                   Shares                   Value
------                                   ------                   -----
Consumer Staples--Continued
Ruby Tuesday, Inc. .........               7,400           $      138,750
Ryan's Family Steakhouse, Inc. (b)         8,400                   75,075
Smucker (J.M.) Company......               7,000                  122,500
Starbucks Corporation (b)...              45,600                1,459,200
SUPERVALU Inc. .............              34,600                  622,800
SYSCO Corporation...........              83,100                2,955,244
TCBY Enterprises, Inc. .....               4,100                   13,837
Tootsie Roll Industries, Inc.              8,320                  262,080
Tupperware Corporation......              13,800                  225,113
Viacom, Inc. (b)............              34,900                1,947,854
Walgreen Company............             253,100                6,991,887
Wendy's International, Inc.               30,000                  564,375
Whitman Corporation.........              35,500                  445,968
Whole Foods Market, Inc. (b)               6,400                  294,400
Wild Oats Markets, Inc. (b).               5,550                   91,575
Wrigley (Wm.) Jr. Company...              29,200                2,277,600
                                                           --------------
                                                              225,233,564
                                                           --------------
Energy--0.6%
Anadarko Petroleum Corporation            32,200                1,056,563
Atlantic Richfield Company..              81,400                6,267,800
Helmerich & Payne, Inc. ....              12,500                  293,750
Rowan Companies, Inc. (b)...              20,800                  471,900
Santa Fe Snyder Corporation (b)           45,500                  332,719
Sunoco, Inc. ...............              22,500                  518,906
Union Pacific Resources
  Group, Inc. ..............              63,000                  693,000
                                                           --------------
                                                                9,634,638
                                                           --------------
Financials--13.9%
Aetna, Inc. ................              39,070                2,080,478
AFLAC Inc. .................              67,100                2,914,656
American Express Company....             112,900               18,607,331
American General Corporation              62,362                3,831,365
American International
  Group, Inc. ..............             390,437               40,654,253
Bank One Corporation........             289,285                8,624,310
Capital One Financial Corporation         49,700                2,037,700
Chittenden Corporation......               6,761                  191,421
Chubb Corporation...........              44,400                2,497,500
CIGNA Corporation...........              48,600                3,487,050
Cincinnati Financial Corporation          41,085                1,181,194
Dime Bancorp, Inc. .........              28,400                  401,150
Edwards (A.G.), Inc. .......              23,387                  774,694
Fannie Mae..................             258,500               15,493,844
Fifth Third Bancorp.........              77,825                5,165,634

                          DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          January 31, 2000 (unaudited)

Issuer                                   Shares
------                                   ------
Financials--Continued
First Tennessee National
  Corporation...............              32,900           $      859,513
Firstar Corporation.........             247,200                5,901,900
FirstFed Financial Corp. (b)               4,000                   52,250
Freddie Mac.................             175,300                8,797,869
Golden West Financial.......              40,600                1,195,163
Household International, Inc.            118,546                4,178,747
HSB Group, Inc. ............               7,350                  202,584
Jefferson-Pilot Corporation.              26,450                1,553,938
Lincoln National Corporation              49,300                1,821,019
Marsh & McLennan
  Companies, Inc. ..........              67,250                6,321,500
MBIA Inc. ..................              25,100                1,256,569
MBNA Corporation............             202,250                5,106,813
Mellon Financial Corp. .....             128,300                4,402,294
Merrill Lynch & Co., Inc....              93,500                8,111,125
MGIC Investment Corporation.              27,000                1,257,188
Morgan (J.P.) & Co. Incorporated          43,700                5,366,906
National City Corporation...             155,500                3,362,688
Northern Trust Corporation..              56,100                3,387,038
PNC Bank Corp. .............              74,800                3,590,400
Progressive Corporation (The)             18,300                1,139,175
Providian Financial Corporation           35,800                3,020,625
ReliaStar Financial Corp. ..              22,400                  665,000
SAFECO Corporation..........              32,500                  796,250
Schwab (Charles) Corporation             206,800                7,457,724
SLM Holding Corporation.....              40,100                1,561,393
St. Paul Companies, Inc. (The)            57,364                1,731,675
SunTrust Banks, Inc. .......              80,700                4,806,694
Synovus Financial Corp. ....              69,950                1,329,050
Torchmark Corporation.......              32,900                  828,669
U.S. Bancorp................             183,500                4,071,405
UnumProvident Corp. ........              60,500                1,618,375
Value Line, Inc. ...........               2,400                   88,200
Wachovia Corporation........              51,100                3,273,594
Washington Mutual, Inc. ....             145,602                3,694,650
Wells Fargo & Company.......             414,200               16,568,000
Wesco Financial Corporation.               1,800                  477,000
                                                           --------------
                                                              227,795,563
                                                           --------------
Healthcare--7.7%
Acuson Corporation (b)......               6,400                   86,400
ADAC Laboratories (b).......               4,900                   64,313
Allergan, Inc. .............              33,200                1,892,400
ALZA Corporation (b)........              25,500                  910,031
Becton Dickinson and Company              63,100                1,652,431

Issuer                                   Shares                   Value
------                                   ------                   -----
Healthcare--Continued
Biomet, Inc. ...............              28,500           $    1,134,656
Boston Scientific Corporation (b)         104,60                2,170,450
Forest Laboratories, Inc. (b)             21,100                1,424,250
Guidant Corporation (b).....              77,500                4,078,438
Humana Inc. (b).............              41,900                  335,200
Johnson & Johnson...........             350,700               30,182,119
Mallinckrodt Inc. ..........              17,600                  507,100
Manor Care, Inc. (b)........              25,600                  340,800
McKesson HBOC, Inc. ........              71,020                1,460,349
Medtronic, Inc. ............             301,500               13,793,625
Merck & Co., Inc............             589,500               46,459,969
Mylan Laboratories, Inc.....              32,600                  867,975
Oxford Health Plans, Inc. (b)             20,600                  292,263
Schering-Plough Corporation.             370,500               16,302,000
St. Jude Medical, Inc. (b)..              21,000                  521,063
Stryker Corporation.........              24,500                1,543,500
Sunrise Medical Inc. (b)....               5,300                   25,175
United American Healthcare
Corporation (b).............                 800                    1,000
Watson Pharmaceuticals, Inc. (b)          24,200                  975,561
                                                           --------------
                                                              127,021,068
                                                           --------------
Industrial, Construction & Housing--0.1
American Power Conversion (b)             48,200                1,330,021
                                                           --------------
                                                                1,330,021
                                                           --------------
Natural Resources--0.1%
Apache Corporation..........              28,800                1,051,200
                                                           --------------
                                                                1,051,200
                                                           --------------
Technology--36.8%
3Com Corporation (b)........              88,100                4,471,075
Adaptec, Inc. (b)...........              25,600                1,340,800
ADC Telecommunications, Inc. (b)          37,700                2,485,844
Advanced Micro Devices, Inc. (b)          36,800                1,334,000
Analog Devices, Inc. (b)....              44,000                4,114,000
Apple Computer, Inc. (b)....              40,600                4,212,250
Applied Materials, Inc. (b).              95,400               13,093,650
Arrow Electronics, Inc. (b).              23,900                  501,900
Autodesk, Inc. .............              15,300                  467,606
Automatic Data Processing, Inc.          157,674                7,479,660
Avnet, Inc. ................              10,400                  558,350
BMC Software, Inc. (b)......              61,100                2,314,163
Ceridian Corporation (b)....              36,200                  579,200
Cisco Systems, Inc. ........             825,000               90,337,500
Compaq Computer Corporation.             428,788               11,738,072

                          DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                          January 31, 2000 (unaudited)

Issuer                                   Shares                   Value
------                                   ------                   -----
Technology--Continued
Computer Associates
  International, Inc. ......             135,900           $    9,334,631
Compuware Corporation (b)...              90,300                1,913,231
CPI Corp. ..................               2,400                   53,550
Dell Computer Corporation (b)            640,800               24,710,850
EMC Corporation (b).........             256,600               27,327,900
Gerber Scientific Inc. .....               5,300                   98,713
Grainger (W.W.), Inc. ......              23,400                1,121,738
Hewlett-Packard Company.....             257,000               27,820,250
Ikon Office Solutions, Inc.               37,600                  303,150
Inprise Corporation (b).....              14,600                  178,850
Intel Corporation...........             842,600               83,364,738
Lexmark International Group,
  Inc. (b)..................              32,200                3,034,850
LSI Logic Corporation (b)...              37,500                3,065,625
Lucent Technologies, Inc. ..             790,200               43,658,550
Micron Technology, Inc. (b).              68,100                4,234,969
Microsoft Corporation (b)...           1,301,400              127,374,525
National Semiconductor
  Corporation (b)...........              43,300                2,273,250
Novell, Inc. (b)............              84,000                2,803,500
Paychex, Inc. ..............              62,200                2,740,688
PE Corp-PE Biosystems Group (b)            6,550                1,319,416
PeopleSoft, Inc.(b).........              67,700                1,523,250
Polaroid Corporation........              10,600                  251,750
QRS Corporation (b).........               3,400                  245,650
Qualcomm Inc. (b)...........             166,400               21,132,800
Sanmina Corporation (b).....              14,700                1,561,875
Scientific-Atlanta, Inc. ...              19,800                1,525,838
Shared Medical Systems
  Corporation...............               6,700                  296,475
Sun Microsystems, Inc. (b)..             394,000               30,953,625
Symantec Corporation (b)....              14,500                  725,906
Tektronix, Inc. ............              11,700                  474,581
Tellabs, Inc. (b)...........             101,500                5,481,000
Texas Instruments Incorporated           202,300               21,823,113
Xerox Corporation...........             167,500                3,496,560
Xilinx, Inc. (b)............              80,400                3,678,300
                                                           --------------
                                                              604,931,767
                                                           --------------
Transportation--0.8%
Airborne Freight Corporation              12,300                  238,313
Alaska Air Group, Inc. (b)..               6,700                  213,563
AMR Corporation (b).........              40,900                2,200,931
Consolidated Freightways
  Corporation (b)...........               4,700                   27,319
Delta Air Lines, Inc. ......              34,600                1,602,413

Issuer                                   Shares                   Value
------                                   ------                   -----
Transportation--Continued
FDX Holding Corporation (b).              75,300           $    2,979,056
GATX Corporation............              12,400                  356,500
Norfolk Southern Corporation              96,000                1,632,000
Roadway Express, Inc. ......               4,700                  108,100
Ryder System, Inc. .........              16,800                  370,650
Southwest Airlines Co. .....             127,175                2,026,852
UAL Corporation (b).........              13,400                  765,475
Yellow Corporation (b)......               6,000                   91,500
                                                           --------------
                                                               12,612,672
                                                           --------------
Utilities--8.77%
AGL Resources Inc. .........              14,400                  246,600
American Water Works, Inc. .              24,000                  582,000
Cascade Natural Gas Corporation            2,600                   38,513
Cleco Corporation...........               5,500                  184,938
Connecticut Energy Corporation             2,500                  103,594
Eastern Enterprises (b).....               6,800                  388,875
El Paso Energy Corporation..              57,600                1,857,600
Energen Corporation.........               6,900                  119,025
Enron Corp. ................             180,500               12,172,469
Equitable Resources, Inc. ..               8,100                  279,450
IDACORP Inc. ...............               9,500                  318,844
KeySpan Corporation.........              33,700                  789,844
LG&E Energy Corp. ..........              32,200                  547,400
MCN Energy Group, Inc. .....              21,300                  548,475
National Fuel Gas Company...               9,700                  432,256
New Century Energies, Inc. .              28,900                  836,290
NICOR Inc. .................              11,800                  404,150
Northwest Natural Gas Company              5,800                  118,900
Northwestern Corporation....               5,300                  117,263
OGE Energy Corp. ...........              19,400                  394,060
Peoples Energy Corporation..               8,900                  278,125
Potomac Electric Power Company            29,600                  714,100
Questar Corporation.........              20,600                  315,425
Washington Gas Light Company              11,600                  291,450
Williams Companies, Inc. ...             109,600                4,247,000
                                                           --------------
                                                               26,326,646
                                                           --------------
TOTAL INVESTMENTS (A)--98.8%                               $1,623,791,594
Other Assets, less liabilities--1.2%                           20,324,234
                                                           --------------
NET ASSETS--100.0%.........                                $1,644,115,828

---------
(a) The aggregate cost for book and federal income tax purposes is $1,184,250,167, the aggregate gross unrealized appreciation is $506,503,389 and the aggregate gross unrealized depreciation is $66,960,960, resulting in net unrealized appreciation of $439,541,427.
(b) Non-income producing security.

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
Investments at value (Cost $1,184,250,167)                                                    $  1,623,791,594
Cash                                                                                                17,711,370
Receivable for securities sold                                                                       1,611,720
Dividends receivable                                                                                 1,335,971
                                                                                              ----------------
   Total assets                                                                                  1,644,450,655
                                                                                              ----------------

LIABILITIES:
Accrued expenses (Note 2)                                                                              334,827
                                                                                              ----------------
   Total liabilities                                                                                   334,827
                                                                                              ----------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS                                      $  1,644,115,828
                                                                                              ================

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2000 (unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $304)                                                $  7,028,645
EXPENSES
Management fee (Note 2)                                                           $  1,504,680
Professional fees                                                                       52,157
Custody fees (Note 3)                                                                  165,296
Trustee fees                                                                             9,308
Miscellaneous                                                                            2,365
                                                                                  ------------
Total expenses                                                                       1,733,806
   Fees paid indirectly                                                               (152,700)
   Expenses paid and fee waived by manager                                             (47,176)
                                                                                  ------------
   Net expenses                                                                                      1,533,930
                                                                                                  ------------
NET INVESTMENT INCOME                                                                                5,494,715
NET REALIZED GAIN ON INVESTMENTS
Proceeds from sales                                                               $ 26,354,461
Cost of securities sold                                                             24,419,372
                                                                                  ------------
   Net realized gain on investments                                                                  1,935,089
NET CHANGES IN UNREALIZED APPRECIATION OF INVESTMENTS
Beginning of period                                                               $338,923,398
End of period                                                                      439,541,427
                                                                                  ------------
   Net change in unrealized appreciation                                                           100,618,029
                                                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $108,047,833
                                                                                                  ============

                        See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
-------------------------------------------------------------------------------

                                                                    Six months ended
                                                                    January 31, 2000           Year ended
                                                                       (unaudited)            July 31, 1999
                                                                   -------------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income                                             $    5,494,715          $    7,958,967
   Net realized gain on investments                                       1,935,089              15,875,272
   Net change in unrealized apprecation of investments                  100,618,029             163,202,630
                                                                     --------------          --------------
   Net Increase in Net Assets Resulting from Operations                 108,047,833             187,036,869
                                                                     --------------          --------------
Transactions in Investors' Beneficial Interest:
   Additions                                                            294,103,369             531,746,685
   Reductions                                                          (105,440,155)            (13,614,408)
                                                                     --------------          --------------
   Net Increase in Net Assets from Transactions
      in Investors' Beneficial Interests                                188,663,214             518,132,277
                                                                     --------------          --------------
Total Increase in Net Assets                                            296,711,047             705,169,146
NET ASSETS:
   Beginning of period                                                1,347,404,781             642,235,635
                                                                     --------------          --------------
   End of period                                                     $1,644,115,828          $1,347,404,781
                                                                     ==============          ==============

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                    Six Months Ended              Year Ended July 31,
                                    January 31, 2000  ----------------------------------------------------------------
                                       (unaudited)           1999           1998          1997         1996
                                   -------------------------------------------------------------------------------
Net Assets (000's)                       $1,644,116       $1,347,405      $642,236      $292,359     $100,401
Ratio of net investment income to
     average net assets                        0.73%(1)         0.84%(1)      1.05%(2)      1.34%        1.48%(4)
Ratio of expenses to average net assets        0.22%(1)(3)      0.24%(1)(3)   0.24%(2)(3)   0.29%(3)     0.59%(3)(4)
Portfolio turnover rate                           2%               8%            5%            1%           5%

---------
(1)Reflects a voluntary expense reimbursement and fee waiver of 0.01% by the Manager. Had the manager not waived their fee and reimbursed expenses, the annualized ratios of net investment income and expense to average net assets for the six months ended January 31, 2000 would have been 0.72% and 0.23%, respectively, and for the year ended July 31, 1999 would have been 0.83% and 0.25%, respectively.
(2)Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respectively.
(3)Ratio of expenses to average net assets for the years ended July 31, 1999, 1998, 1997 and 1996 include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.20% for the six months ended January 31, 2000 and 0.20%, 0.20%, 0.25% and 0.50% for the years ended July 31, 1999, 1998, 1997 and 1996, respectively.
(4)Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the years ended July 31, 1996 would have been 1.14% and 0.85% respectively.

                        See Notes to Financial Statements

                          DOMINI SOCIAL INDEX PORTFOLIO
                                NOTES TO FINANCIALS

                          January 31, 2000 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

   Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.

   (A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

   (B) DIVIDEND INCOME: Dividend income is reported on the ex-dividend date.

   (C) FEDERAL TAXES: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

   (D) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   (A) MANAGER. Domini Social Investments LLC ("DSIL" or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. Until December, 1999 DSIL was waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Index Portfolio (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Index Portfolio. For the six months ended January 31, 2000, DSIL waived fees totalling $47,177.

   (B) SUBMANAGER. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. Mellon Equity does not determine the composition of the Domini Social Index.

3. INVESTMENT TRANSACTIONS.

Cost of purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended January 31, 2000 aggregated $189,841,588 and $26,354,461, respectively. Custody fees of the Portfolio were reduced by $152,700 which was compensation for uninvested cash left on deposit with the custodian.

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                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2000

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